Document and Entity Information	Aug. 18, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001753539
Document Type	8-K
Document Period End Date	Aug. 18, 2021
Entity Registrant Name	Osprey Technology Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39113
Entity Tax Identification Number	83-1833760
Entity Address, Address Line One	1845 Walnut Street
Entity Address, Address Line Two	Suite 1111
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(212)
Local Phone Number	920-1345
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SFTW
Security Exchange Name	NYSE
Warrants Each To Purchase One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each to purchase one share of Class A common stock
Trading Symbol	SFTW.WS
Security Exchange Name	NYSE
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	SFTW.U
Security Exchange Name	NYSE